Unaudited Consolidated Statements Of Comprehensive Income/(Loss) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Wealth management services
Referral fees			$ 287
Total net revenue			287
Gross Margin			287
Operating expenses
Sales and marketing		273,273
General and administrative		2,927,477	3,571,024
Provision for credit losses			11,407
Unrealized gain on XAUt and XAUt collateral receivable due from related party		(21,336,746)
Total operating (income)/expenses		(18,135,996)	3,582,431
Income/(loss) from operations		18,135,996	(3,582,144)
Non-operating income/(expenses)
Loan interests		(1,231,886)
Other income/(expenses)		(250,804)	24,451
Income/(loss) from continuing operations before income taxes		16,653,306	(3,557,693)
Income taxes benefit			37,287
Net income/(loss) from continuing operations		16,653,306	(3,520,406)
Net loss from discontinued operations			(114,682)
Net income/(loss)		16,653,306	(3,635,088)
Other comprehensive income/(loss)
Foreign currency translation adjustment		460,175	2,444
Total comprehensive income/(loss)		$ 17,113,481	$ (3,632,644)
Earnings/(loss) per ordinary share from continuing operations
Basic (in Dollars per share)	[1]	$ 0.5	$ (1.23)
Diluted (in Dollars per share)	[1]	0.46	(1.23)
Loss per ordinary share from discontinued operations
Basic (in Dollars per share)	[1]		(0.04)
Diluted (in Dollars per share)	[1]		$ (0.04)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	33,133,090	2,868,467
Diluted (in Shares)	[1]	36,124,528	2,868,467

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.